Investments in subsidiaries - Narrative (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 13, 2024	Jul. 03, 2024	Oct. 10, 2023
Disclosure of detailed information about business combination [line items]
Net assets acquired	$ 390,249,000	$ 390,249,000
Additional recognition, acquisition costs		2,348,000
Expenses for acquisition-related and integration costs		5,866,000	$ 53,401,000
Integration costs			53,401,000
Professional fees
Disclosure of detailed information about business combination [line items]
Acquisition-related costs		2,437,000
Vacating leased premises
Disclosure of detailed information about business combination [line items]
Integration costs		947,000	10,774,000
Redundancy costs
Disclosure of detailed information about business combination [line items]
Integration costs		653,000	23,226,000
Other integration costs
Disclosure of detailed information about business combination [line items]
Integration costs		1,829,000	$ 19,401,000
Momentum Industries Holdings, LLC
Disclosure of detailed information about business combination [line items]
Net assets acquired						$ 53,341,000
Celero Solutions (Celero)
Disclosure of detailed information about business combination [line items]
Net assets acquired					$ 19,067,000
Aeyon
Disclosure of detailed information about business combination [line items]
Net assets acquired	317,841,000	317,841,000		$ 317,841,000
Revenue of combined entity as if combination occurred at beginning of period		265,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 8,000,000
Revenue of acquiree since acquisition date	12,000,000
Profit (loss) of acquiree since acquisition date	$ 500,000